CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Assets
Cash and due from banks	$ 10,918	$ 5,409
Interest-earning deposits with banks	21,022	3,647
Cash and cash equivalents	31,940	9,056
Certificates of deposits with banks	1,498	1,498
Investment securities available for sale, at fair value (amortized cost $32,677)	31,960
Investment securities available for sale, at fair value (amortized cost $32,067)		31,112
Equity securities	617	0
Federal Home Loan Bank stock, at cost	1,050	1,341
Loans	393,282	348,679
Less: Allowance for loan and lease losses	(3,978)	(3,599)
Net Loans	389,304	345,080
Bank owned life insurance	7,393	7,197
Accrued interest receivable	1,259	1,078
Bank premises, equipment and software	6,093	6,466
Foreclosed assets	1,157	789
Core deposit intangible, net of accumulated amortization of $744 and $711	40	73
Other assets	2,793	2,928
Total Assets	475,104	406,618
Liabilities and Stockholders' Equity
Non-interest-earning demand deposits	61,120	49,199
Interest-earning demand deposits	142,899	115,396
Savings	22,693	22,066
Time deposits	168,437	153,992
Total deposits	395,149	340,653
Capital lease obligation	141	207
Federal Home Loan Bank advances	16,100	23,600
Long term subordinated debt	9,753	9,676
Accrued interest payable	421	292
Other liabilities	3,279	3,071
Total liabilities	424,843	377,499
Common stock warrant	426	426
Common stock, $2.50 par value; 10,000,000 shares authorized; 7,156,987 and 4,657,880 shares issued and outstanding	17,892	11,645
Additional paid-in capital	25,211	13,008
Retained earnings	7,281	4,772
Accumulated other comprehensive loss	(549)	(732)
Total stockholders' equity	50,261	29,119
Total Liabilities and Stockholders' Equity	$ 475,104	$ 406,618